Stock-based compensation - Stock-based compensation expense (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Stock-based compensation expense
Total stock-based compensation	$ 1,328,000	$ 37,000
Total unrecognized compensation expense	$ 9,400,000
Estimated weighted average period over which expense is expected to be recognized	3 years 1 month 6 days
Stock options accounted for as liabilities
Stock-based compensation expense
Total stock-based compensation		(127,000)
Research and development
Stock-based compensation expense
Total stock-based compensation	$ 283,000	(9,000)
General and administration expense
Stock-based compensation expense
Total stock-based compensation	$ 1,045,000	$ 46,000